Related party balances and transactions - Controlling group (Details) - $ / shares				12 Months Ended
	Nov. 30, 2017	Jun. 22, 2017	May 23, 2017	Dec. 31, 2017	Dec. 31, 2016	Mar. 08, 2016	Dec. 31, 2015
Related party balances and transactions
Par value (in argentine peso per share)				$ 1	$ 1		$ 1
Sofora
Related party balances and transactions
Par value (in argentine peso per share)				$ 1
Number of votes per share				1
Fintech | Sofora
Related party balances and transactions
Acquisition percentage						51.00%
Telecom Argentina | Nortel
Related party balances and transactions
Ownership percentage by parent	54.74%
Ownership percentage after treasury shares acquisition	55.60%
Telecom Argentina | Nortel | Class A Preferred shares
Related party balances and transactions
Ownership percentage by parent	51.00%
Telecom Argentina | Nortel | Class B Preferred shares
Related party balances and transactions
Ownership percentage by parent	3.74%
Equity interest in preferred shares (as a percent)	7.64%
Telecom Argentina | Fintech
Related party balances and transactions
Ownership percentage by parent				39.50%
Nortel | Sofora
Related party balances and transactions
Ownership percentage by parent	78.38%
Sofora | Fintech
Related party balances and transactions
Ownership percentage by parent		15.00%	17.00%